Stock-Based Compensation (Details) - Schedule of activity for all stock options granted - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Activity for all Stock Options Granted [Abstract]
Options outstanding ,Outstanding Beginning balance	65,400,393	67,036,826	15,201,143
Weighted average exercise price ,Outstanding Beginning balance (in Dollars per share)	$ 0.6	$ 0.6	$ 0.43
Average remaining contractual terms, Outstanding Beginning balance	7 years 3 months 18 days	8 years 2 months 8 days	4 years 9 months 18 days
Aggregate intrinsic Value, Outstanding Beginning balance (in Dollars)	$ 639,131	$ 51,754	$ 1,723
Options outstanding, Exercised	(6,305,365)	(1,457,517)
Weighted average exercise price, Exercised (in Dollars per share)	$ 0.61
Options outstanding, Grant			51,921,030
Options outstanding, Forfeited or expired	(59,635)	(178,916)	(85,347)
Weighted average exercise price, Forfeited or expired (in Dollars per share)	$ 0.73	$ 0.73	$ 0.73
Options outstanding, Outstanding Ending balance	59,035,393	65,400,393	67,036,826
Weighted average exercise price, Outstanding Ending balance (in Dollars per share)	$ 0.6	$ 0.6	$ 0.6
Average remaining contractual terms, Outstanding Ending balance	6 years 5 months 15 days	7 years 3 months 18 days	8 years 2 months 8 days
Aggregate intrinsic Value, Outstanding Ending balance (in Dollars)	$ 42,143	$ 639,131	$ 51,754
Options outstanding, Vested and expected to vest	59,035,393
Weighted average exercise price, Vested and expected to vest (in Dollars per share)	$ 0.6
Average remaining contractual terms, Vested and expected to vest	6 years 5 months 15 days
Aggregate intrinsic Value, Vested and expected to vest (in Dollars)	$ 42,143
Options outstanding, Exercisable	37,637,243
Weighted average exercise price, Exercisable (in Dollars per share)	$ 0.57
Average remaining contractual terms, Exercisable	5 years 10 months 24 days
Aggregate intrinsic Value, Exercisable (in Dollars)	$ 27,787